Financial Risk Management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Jul. 23, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		R$ 793,341
Lease Liabilities		173,103		R$ 153,714
Accounts Payable for business combination		48,055		10,941	10,708
Suppliers		168,941
Reverse Factoring		110,513		302,104
Other liabilities - related parties		135,307
Loans from related parties		20,884
Financial liabilities by maturity ranges		R$ 1,450,144
Estimated interest rate (as a percent)		2.76%
Working capital		R$ 503,984		326,550
Capital Management
Net debt (i)	[1]	970,047		2,141,214
Total equity		4,785,317	R$ 3,093,748	3,100,083	R$ 3,268,501	R$ 3,302,414
Total capitalization (ii)	[2]	R$ 3,815,270		R$ 958,869
Gearing ratio - % - (iii)	[3]	25.00%		223.00%
Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		R$ 821,449
Lease Liabilities		178,538
Accounts Payable for business combination		49,758
Suppliers		168,941
Reverse Factoring		117,796
Other liabilities - related parties		135,307
Loans from related parties		21,667
Financial liabilities by maturity ranges		1,493,457
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		502,882
Lease Liabilities		18,263
Accounts Payable for business combination		17,132
Suppliers		168,941
Reverse Factoring		110,513
Other liabilities - related parties		135,307
Loans from related parties		20,884
Financial liabilities by maturity ranges		973,922
Not later than one year [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		520,699
Lease Liabilities		18,836
Accounts Payable for business combination		17,739
Suppliers		168,941
Reverse Factoring		117,796
Other liabilities - related parties		135,307
Loans from related parties		21,667
Financial liabilities by maturity ranges		1,000,986
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		290,459
Lease Liabilities		30,968
Accounts Payable for business combination		13,811
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		335,238
Later than one year and not later than two years [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		300,750
Lease Liabilities		31,940
Accounts Payable for business combination		14,300
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		346,991
Over two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds
Lease Liabilities		123,872
Accounts Payable for business combination		17,112
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		140,984
Over two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds
Lease Liabilities		127,762
Accounts Payable for business combination		17,718
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		R$ 145,480

[1]	Net debt comprises financial liabilities (note 7) net of cash and equivalents.
[2]	Refers to the difference between Equity and Net debt.
[3]	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.